UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2008


Check here if Amendment (    ); Amendment Number: ______________

This Amendment  (Check only one.) :     (    )  is a restatement.
                                        (    )  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     TIFF Advisory Services, Inc.

Address:  Four Tower Bridge, 200 Barr Harbor Drive, Suite 100

          West Conshohocken, PA 19428

Form 13F File Number: 028-11995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christian A. Szautner

Title:     Chief Compliance Officer, TIFF Advisory Services, Inc.

Phone:     610-684-8017


Signature, Place, and Date of Signing:

/s/Christian A. Szautner       West Conshohocken, PA       5/14/08
(Signature)                    (City, State)               (Date)

Report Type  (Check only one.):

(    )     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

(    )     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

( X ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




List of Other Managers Reporting for this Manager:
Form 13F             Name
File Number

28-05508             Aronson+Johnson+Ortiz LP

28-04441             Westport Asset Management, Inc.

28-04097             Shapiro Capital Management LLC

28-11450             Mondrian Investment Partners Limited

28-6422              Marathon Asset Management, LLP

28-04557             Wellington Management Company, LLP

28-10835             Brookfield Redding LLC(formerly known as K.G. Redding, LLC)


                       Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     0

Form 13F Information Table Entry Total:     4

Form 13F Information Table Value Total (in thousands):     $95,305


List of Other Included Managers:     None

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Item 1:            Item 2:          Item 3:     Item 4:         Item 5:            Item 6:          Item 7:      Item 8:
Name               Title            CUSIP      Fair Market      Shares or         Investment       Managers     Voting Auth.
Of                 of                           Value         Principal Amt.      Discretion
Issuer             Class                                                     (a)     (b)     (c)               (a)      (b)     (c)
                                                                             Sole   Shared  Shared            Sole    Shared  None
                                                                                            Other
                  MSCI Emerging
iShares Trust     Market Index      464287234     40,247        299,500        X                             299,500

iShares Trust     MSCI EAFE Index   464287465     28,818        400,800        X                             400,800

Pacific Rim
Mining Corp.      Common Stock      694915208         40         35,000        X                              35,000

                  Stock Market
Vanguard Total    Exchange
Stock Market ETF  Traded Fund       922908769     26,200        200,000        X                             200,000
